Intangible Assets	12 Months Ended
Feb. 29, 2016
Intangible Assets [Text Block]
5.	Intangible Assets

	2016
	Cost	Amortization	Net

Brand Licence and Patent	$210,892	$5,272	$205,620

Amortization expense related to intangible assets, net is estimated to be approximately $21,000 in each of the next 10 years.